Financial Risk Management - Summary of Financial Assets and Liabilities by Class (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about financial instruments [line items]
Other financial assets	$ 2,606	$ 1,390
Input taxes receivable	478	367
Input taxes payable	145	162
BHP Foundation [member]
Disclosure of detailed information about financial instruments [line items]
Investments held which are restricted and not available for general use by the Group	296	309
Significant financial instruments [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Net assets fair value	180	202
Financial assets held at fair value through profit or loss [member] | Other derivative contracts [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets and liabilities	179	200
Financial assets held at fair value through profit or loss [member] | US Treasury Notes [member] | Level 1 [member] | BHP Foundation [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	87	128
Financial assets held at fair value through profit or loss [member] | Non-current other investments [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	$ 47	$ 47